Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect, Period of Adoption, Adjustment
Beginning Balances at Dec. 31, 2019	$ 1,285,645			$ 583	$ (17,746)	$ 410,595	$ (511)	$ 866,458		$ 1,259,379		$ 26,266
Beginning Balances (Accounting Standards Update 2016-13) at Dec. 31, 2019		$ (892)							$ (885)		$ (885)		$ (7)
Beginning Balances (in shares) at Dec. 31, 2019				58,326,555	(1,508,637)
Purchase of treasury shares	(68,493)				$ (68,493)					(68,493)
Purchase of treasury shares (in shares)					(6,736,493)
Restricted share units vested				$ 3		(3)
Restricted share units vested (in shares)				300,404
Exercise of share options	$ 1,295			$ 1		1,294				1,295
Exercise of share options (in shares)	113,960			113,960
Share-based compensation expense	$ 4,723					4,723				4,723
Net income	73,673							72,822		72,822		851
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(12,307)						(12,307)			(12,307)
Reclassification of realized gain (loss) on derivative instruments designated as cash flow hedges	2,806						2,806			2,806
Foreign currency translation adjustments	177						177			177
Income tax benefit related to items of other comprehensive loss	91						91			91
Total other comprehensive income (loss)	(9,233)
Ending Balances at Dec. 31, 2020	1,286,718			$ 587	$ (86,239)	416,609	(9,744)	938,395		1,259,608		27,110
Ending Balances (in shares) at Dec. 31, 2020				58,740,919	(8,245,130)
Issuance of preferred shares, net of offering expenses	289,580		$ 300,000			(10,420)				289,580
Issuance of preferred shares, net of offering expenses (in shares)			12,000
Purchase of treasury shares	$ (72,220)				$ (72,220)					(72,220)
Purchase of treasury shares (in shares)	(2,426,725)				(2,426,725)
Restricted share units vested				$ 3		(3)
Restricted share units vested (in shares)				285,688
Exercise of share options	$ 9,043			$ 5		9,038				9,043
Exercise of share options (in shares)	477,103			477,103
Share-based compensation expense	$ 6,699					6,699				6,699
Purchase of noncontrolling interest	(20,088)					7,022				7,022		$ (27,110)
Preferred shares dividends declared	(9,975)							(9,975)		(9,975)
Dividends declared to common shareholders ($0.25per common share)	(12,285)							(12,285)		(12,285)
Net income	284,288							284,288		284,288
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	10,986						10,986			10,986
Reclassification of realized gain (loss) on derivative instruments designated as cash flow hedges	8,771						8,771			8,771
Foreign currency translation adjustments	(79)						(79)			(79)
Income tax benefit related to items of other comprehensive loss	(184)						(184)			(184)
Total other comprehensive income (loss)	19,494
Ending Balances at Dec. 31, 2021	1,781,254		$ 300,000	$ 595	$ (158,459)	428,945	9,750	1,200,423		1,781,254
Ending Balances (in shares) at Dec. 31, 2021			12,000	59,503,710	(10,671,855)
Purchase of treasury shares	$ (179,092)				$ (179,092)					(179,092)
Purchase of treasury shares (in shares)	(5,636,772)				(5,636,772)
Restricted share units vested				$ 2		(2)
Restricted share units vested (in shares)				202,694
Exercise of share options	$ 5,485			$ 2		5,483				5,485
Exercise of share options (in shares)	236,878			236,878
Share-based compensation expense	$ 7,728					7,728				7,728
Preferred shares dividends declared	(19,875)							(19,875)		(19,875)
Dividends declared to common shareholders ($0.25per common share)	(46,235)							(46,235)		(46,235)
Net income	309,424							309,424		309,424
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	151,814						151,814			151,814
Reclassification of realized gain (loss) on derivative instruments designated as cash flow hedges	(12,709)						(12,709)			(12,709)
Foreign currency translation adjustments	(125)						(125)			(125)
Income tax benefit related to items of other comprehensive loss	(1,380)						(1,380)			(1,380)
Total other comprehensive income (loss)	137,600
Ending Balances at Dec. 31, 2022	$ 1,996,289		$ 300,000	$ 599	$ (337,551)	$ 442,154	$ 147,350	$ 1,443,737		$ 1,996,289
Ending Balances (in shares) at Dec. 31, 2022			12,000	59,943,282	(16,308,627)